Earnings per ordinary share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Amount
Basic earnings	€ 3,915	€ 4,456
Basic earnings from continuing operations	3,915	4,456
Diluted earnings	3,915	4,456
Diluted earnings from continuing operations	€ 3,915	€ 4,456
Weighted average number of ordinary shares outstanding during the period
Basic earnings (in shares)	3,041.9	3,292.5
Effect of dilutive instruments:
Share plans (in shares)	0.0	3.3
Diluted earnings (in shares)	3,041.9	3,295.8
Per ordinary share
Basic earnings (in EUR per share)	€ 1.29	€ 1.35
Basic earnings from continuing operations (in EUR per share)	1.29	1.35
Diluted earnings (in EUR per share)	1.29	1.35
Diluted earnings from continuing operations (in EUR per share)	€ 1.29	€ 1.35